Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2022
Provision for credit losses
in	2022		2021		2020
Provision for credit losses (CHF million)
Loans held at amortized cost	188		(23)		863
Other financial assets held at amortized cost	(132)	[1]	4,291	[1]	24
Off-balance sheet credit exposures	(40)		(63)		209
Provision for credit losses	16		4,205		1,096
1 Primarily reflected a provision/(release of provision) for credit losses of CHF (155) million and CHF 4,307 million in 2022 and 2021, respectively, related to Archegos.

Bank
Provision for credit losses
in	2022		2021		2020
Provision for credit losses (CHF million)
Loans held at amortized cost	190		(23)		863
Other financial assets held at amortized cost	(135)	[1]	4,295	[1]	19
Off-balance sheet credit exposures	(40)		(63)		210
Provision for credit losses	15		4,209		1,092
1 Primarily reflected a provision/(release of provision) for credit losses of CHF (155) million and CHF 4,307 million in 2022 and 2021, respectively, related to Archegos.